Going concern	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Going concern

17. GOING CONCERN

The financial statements have been prepared on the basis of accounting policies applicable to a going concern. This basis presumes that funds will be available to finance future operations and that the realisation of assets and settlement of liabilities, contingent obligations and commitments will occur in the ordinary course of business.

The directors believe that the Company has adequate financial resources to continue in operation for the foreseeable future and accordingly the financial statements have been prepared on a going concern basis. The directors have satisfied themselves that the Company is in a sound financial position and that it has access to sufficient borrowing facilities to meet its foreseeable cash requirements. The directors are not aware of any new material changes that may adversely impact the Company. The directors are also not aware of any material non-compliance with statutory or regulatory requirements or of any pending changes to legislation which may affect the Company.